Restricted Net Assets and Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Non-current assets
Total non-current assets	¥ 101,524	$ 15,924	¥ 28,070
Current assets
Cash and cash equivalents	1,706,880	267,716	1,010,076	$ 158,426	¥ 308,972	¥ 401,597
Total current assets	1,754,135	275,128	1,056,799
Total assets	1,855,659	291,052	1,084,869
Non-current liabilities
Total non-current liabilities	5,163	810	2,071,817
Current liabilities
Trade payables	81,195	12,735	24,638
Other payables and accruals	32,840	5,152	12,755
Total current liabilities	114,665	17,985	37,997
Total liabilities	119,828	18,795	2,109,814
Net (liabilities)/assets	1,735,800	272,257	(1,024,945)
SHAREHOLDERS' (DEFICIT)/EQUITY
Share capital	66	10	24
Share premium	4,094,434	642,194	41,466
Treasury shares	(1,164)	(183)	(3)
Other reserves	(41,244)	(6,469)	(1,693)
Accumulated losses	(2,378,165)	(373,004)	(1,071,341)
Parent
Non-current assets
Interest in a subsidiary	1,177,380	184,667	472,273
Total non-current assets	1,177,380	184,667	472,273
Current assets
Cash and cash equivalents	1,464,637	229,722	885,611	$ 138,904	¥ 213,253	¥ 267,665
Other receivables	86,352	13,544	84,278
Other current assets			1,097
Total current assets	1,550,989	243,266	970,986
Total assets	2,728,369	427,933	1,443,259
Non-current liabilities
Financial instruments with preferred rights			2,071,508
Total non-current liabilities			2,071,508
Current liabilities
Trade payables	49	7
Other payables and accruals	34,190	5,364	6,864
Total current liabilities	34,239	5,371	6,864
Total liabilities	34,239	5,371	2,078,372
Net (liabilities)/assets	2,694,130	422,562	(635,113)
SHAREHOLDERS' (DEFICIT)/EQUITY
Share capital	66	10	24
Share premium	4,094,434	642,194	41,466
Treasury shares	(1,164)	(183)	(3)
Other reserves	(10,359)	(1,625)	(5,732)
Accumulated losses	(1,388,847)	(217,834)	(670,868)
Total shareholders' (deficit)/equity	¥ 2,694,130	$ 422,562	¥ (635,113)